                        GARTMORE VARIABLE INSURANCE TRUST

                      Gartmore GVIT Nationwide Leaders Fund
                     Gartmore GVIT U.S. Growth Leaders Fund
                      Gartmore GVIT Worldwide Leaders Fund

                      Supplement dated June 8, 2006 to the
                          Prospectus dated May 1, 2006

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Prospectus.

This  supplement  clarifies the  supplement  filed on May 26, 2006 by adding the effected Fund's name.

1.   The second sentence in the first paragraph under "Principal Strategies" for the  Gartmore  GVIT  U.S.  Growth  Leaders  Fund on page 6 is  restated  as follows:

     The Fund  typically  focuses  its  investments  in a core group of 20 to 30 common stocks of companies of any size whose  earnings are expected to grow faster than those of other companies in the market.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

     PS-GVLDRS-2  6/06